Commitments and contingencies	12 Months Ended
Mar. 31, 2013
Commitments and contingencies [Abstract]
Commitments and contingencies
24	Commitments and contingencies

(a)	Operating lease commitments

For the years ended March 31, 2011, 2012 and 2013, total rental expenses for operating leases were RMB5,594, RMB7,205 and RMB4,666 (US$751), respectively.

During the year ended March 31, 2013, the Group completed the purchase of the previously leased property in the Guangdong province and terminated the lease contract (Note 6). The total future minimum payments under non-cancellable operating leases as of March 31, 2013 are as follows:

	March 31, 2013
	RMB	US$

Fiscal year ending March 31,
2014	3,039	489
2015	1,462	235
2016	36	6
2017 and thereafter	11	2
Total payments	4,548	732

(b)	Contractual commitments

The Group entered into an agreement with an institution for the research and development of medicines for treatments which make use of cord blood stem cells. Commitments as of March 31, 2013 under this agreement amount to RMB2,000 (US$322) (2012: RMB2,000).

In June 2006, the Group entered into a co-operation agreement with the Peking University People's Hospital ("PUPH"). Pursuant to the agreement, PUPH provides technical consultancy services to the Group in relation to the operation of a cord blood bank, in return for a fixed annual advisory fee of RMB2,000 (US$322). The agreement has a term of twenty years commencing in October 2006.

In November 2009, Guangzhou Nuoya entered into a co-operation agreement with the Guangdong Women and Children's Hospital and Health Institute ("GWCH"). Pursuant to the agreement, GWCH provides technical consultancy services to the Group in return for an annual advisory fee of RMB2,000 (US$322). The agreement has a term of twenty years commencing in November 2009.

In December 2010, Zhejiang Lukou entered into a co-operation agreement with the Zhejiang Provincial Blood Center ("ZPBC"). Pursuant to the agreement, ZPBC provides technical consultancy services to the Group in return for an annual advisory fee of RMB2,000 (US$322). The agreement has a term of three years commencing in February 2011.

As of March 31, 2013, the total future minimum payments under the co-operation agreements are as follows:

	March 31, 2013
	RMB	US$

Fiscal year ending March 31,
2014	5,770	929
2015	4,000	644
2016	4,000	644
2017	4,000	644
2018	4,000	644
2019 and thereafter	40,167	6,467
Total payments	61,937	9,972

(c)	Capital commitments

As of March 31, 2013, the Group's capital commitments for the refurbishment contracts was RMB137,346 (US$22,114) (Note 6).